CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Share-based compensation	$ 930	$ 2,273	$ 216